Organization and Reorganization - Major subsidiaries of vie's (Details)	12 Months Ended
Dec. 31, 2020
TuanChe Internet Information Service (Beijing) Co., Ltd. ("TuanChe Internet")
Variable Interest Entity [Line Items]
Year of incorporation	2012
Percentage of direct or indirect economic ownership	100.00%
Principal activities	Auto shows, special promotion events, online marketing services
Best Cars Limited ("Best Cars")
Variable Interest Entity [Line Items]
Year of incorporation	2018
Percentage of direct or indirect economic ownership	100.00%
Principal activities	Holding of ordinary shares for restricted share awards
Shenzhen Drive New Media Co., Ltd. ("Drive New Media")
Variable Interest Entity [Line Items]
Year of incorporation	2013
Percentage of direct or indirect economic ownership	100.00%
Principal activities	Subscription and support services
Beijing Internet Drive Technology Co., Ltd. ("Internet Drive Technology")
Variable Interest Entity [Line Items]
Year of incorporation	2018
Percentage of direct or indirect economic ownership	100.00%
Principal activities	Technical support and consulting services
Tansuojixian Technology (Beijing) Co., Ltd("Tansuojixian")
Variable Interest Entity [Line Items]
Year of incorporation	2018
Percentage of direct or indirect economic ownership	100.00%
Principal activities	Technical support and consulting services
TuanChe (Beijing) Automobile Sales Service Co., Ltd. ("TuanChe Automobile"
Variable Interest Entity [Line Items]
Year of incorporation	2015
Percentage of direct or indirect economic ownership	100.00%
Principal activities	Virtual dealership services
Beijing GuoHeng Chuangxin Automobile Sales & Service Co., Ltd. ("GuoHeng Chuangxin")
Variable Interest Entity [Line Items]
Year of incorporation	2016
Percentage of direct or indirect economic ownership	100.00%
Principal activities	Remain dormant
Tengzhou GuoChuang Automobile Sales & Service Co., Ltd. ("GuoChuang Automobile")
Variable Interest Entity [Line Items]
Year of incorporation	2016
Percentage of direct or indirect economic ownership	100.00%
Principal activities	Remain dormant
Tianjin Hengyuan Chuangxin Automobile Sales & Service Co., Ltd. ("Tianjin Hengyuan")
Variable Interest Entity [Line Items]
Year of incorporation	2016
Percentage of direct or indirect economic ownership	100.00%
Principal activities	Remain dormant